Related party disclosures - Significant Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Ajay Europe SARL
Related Party Disclosures [Line Items]
Revenue from sale of products	$ 45,314	$ 45,205	$ 35,597
Revenue from dividends	4,682	1,778	992
Ajay North America LL.C.
Related Party Disclosures [Line Items]
Revenue from sale of products	30,791	41,814	27,763
Revenue from dividends	4,013	1,576	1,233
Abu Dhabi Fertilizer Industries WWL
Related Party Disclosures [Line Items]
Revenue from dividends	633	3,000	9,438
SQM Vitas Brasil Agroindustria
Related Party Disclosures [Line Items]
Revenue from sale of products	9,019	51,748	79,086
SQM Vitas Perú S.A.C.
Related Party Disclosures [Line Items]
Revenue from sale of products	17,312	58,077	17,016
Coromandel SQM India
Related Party Disclosures [Line Items]
Revenue from sale of products	0	0	1,814
Pavoni & C. Spa
Related Party Disclosures [Line Items]
Revenue from sale of products	5,541	4,138	5,359
Banco de Chile
Related Party Disclosures [Line Items]
Revenue from service providers	(32,418)	(27,918)	(20,904)
El Mercurio S.A.P.
Related Party Disclosures [Line Items]
Revenue from service providers	(1,038)	(90)	(131)
Compañía de Seguros de Vida Consorcio Nacional
Related Party Disclosures [Line Items]
Revenue from service providers	(33)	(31)	(134)
Entel PCS Telecomunicaciones S.A.
Related Party Disclosures [Line Items]
Revenue from service providers	(182)	(228)	(157)
Gonzalo Guerrero Yamamoto
Related Party Disclosures [Line Items]
Revenue from service providers	0	(19)	(79)
Empresa Nacional de Telecomunicaciones
Related Party Disclosures [Line Items]
Revenue from service providers	(3,485)	(1,746)	(2,393)
Instituto Chileno administración empresas
Related Party Disclosures [Line Items]
Revenue from service providers	(134)	(46)	0
Fundación para el desarrollo social
Related Party Disclosures [Line Items]
Revenue from service providers	0	(7)	0
Corporación Endeavor Chile
Related Party Disclosures [Line Items]
Revenue from service providers	$ (101)	$ 0	$ 0